Cost of Improvements to Concession Assets - Summary of Cost of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost Of Improvements To Concession Assets [Abstract]
Cost of improvements to concession assets	$ 6,832,541	$ 7,791,320	$ 4,846,404